Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of associates [line items]
Advances on account of investments	€ 8,000	€ 710	[1]
Manara Project [Member]
Disclosure of associates [line items]
Advances on account of investments	€ 825	€ 812

[1]	Please refer to note 2C for functional and presentation currency.